Trade and other receivables	9 Months Ended
Sep. 30, 2019
Trade and other receivables [Abstract]
Trade and other receivables
Note 12. - Trade and other receivables

Trade and other receivables as of September 30, 2019 and December 31, 2018, consist of the following:

	Balance as of September 30,	Balance as of December 31,
	2019	2018
	($ in thousands)
Trade receivables	257,112	163,856
Tax receivables	32,643	54,959
Prepayments	12,522	5,521
Other accounts receivable	17,296	12,059
Total	319,573	236,395

Increase in trade receivables primarily relates to seasonality of sales in some of the assets.

As of September 30, 2019, and December 31, 2018, the fair value of trade and other receivables accounts does not differ significantly from its carrying value.